Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives Fair Value [Line Items]
Designated derivative instruments classified as derivative liabilities

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Market Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Liability	Deferred Tax Benefit	Loss Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contacts	27	1/14/2015 - 11/14/2018	0.90% - 4.93%	$993,278	$(49,491)	$3,096	$(46,395)	$4,889	$(35,199)	$(377)
Accrued interest				—	(1,140)	—	(1,140)	—	—	—

Total – designated derivative liabilities	27			$993,278	$(50,631)	$3,096	$(47,535)	$4,889	$(35,199)	$(377)

Undesignated Derivative Liabilities [Member]
Derivatives Fair Value [Line Items]
Undesignated derivative

Type	Quantity	Maturity Dates	Hedge Interest Rates	Contracted Fixed Conversion Rate to U.S. Dollar	Swap Contract Notional Amount	Fair Market Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Liability	Gain Recognized into Earnings
Cross currency swap contracts	1	01/23/2014	—	$1AUD to 0.7803	$370	$(1,467)	$35	$(1,432)	$841

Total – non-designated derivative liabilities	1				$370	$(1,467)	$35	$(1,432)	$841

Undesignated Derivative Assets [Member]
Derivatives Fair Value [Line Items]
Undesignated derivative

Type	Quantity	Maturity Dates	Contracted Fixed Conversion Rate to U.S. Dollar		Swap Contract Notional Amount	Fair Market Value of Derivative Asset	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Asset	Loss Recognized into Earnings
Cross currency swap contracts	3	4/8/2013	$ $	1EURO to 1.4299 - 1.4769	$1,005	$319	$—	$319	$(756)

Total – non-designated derivative assets	3				$1,005	$319	$—	$319	$(756)

Terminated Derivatives [Member]
Derivatives Fair Value [Line Items]
Summary of amortization of terminated interest rate swap

Year ending December 31,	(Dollars in thousands)
2013	$310
2014	287
2015	262
2016	236
2017	208
Thereafter	185

Total future amortization of terminated interest rate swap contract	$1,488